SEGMENT REPORTING	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
SEGMENT REPORTING
18.	SEGMENT REPORTING
The Company conducts business domestically and our revenue is managed on a consolidated basis. Our Chief Executive Officer, Jonathan S. Huberman, who is our Chief Operating Decision Maker, reviews financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance. There are no segment managers who are held accountable for operations, operating results, and plans for levels, components, or types of products or services below the consolidated unit level. Accordingly, the Company is considered to be a single reportable segment.
All of the Company’s long-lived assets and external customers are located within the United States.